Leases (Details) ¥ in Millions	6 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2023 USD ($)
Leases [Line Items]
Number of operating leases	1	1
Requirement amount | ¥		¥ 20
Incremental borrowing rate	4.75%	4.75%
Operating lease expense | $	$ 88,754		$ 83,306